Income tax (''IR'') and social contribution (''CSL'') (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	R$ 722,576	R$ 160,233	R$ 1,142,592
Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	2,516,275	2,505,529	2,656,473
2019
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	1,125,392
2019 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	318,916
2020
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	(157,919)
2020 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	390,579
2021
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	(119,114)
2021 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	497,059
2022
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	483,306
2022 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	68,397
2023
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	991,099
2023 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	43,937
2024 thereafter
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	(600,188)
2024 thereafter | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	1,197,387
Temporary adjustments | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	276,700	231,822	316,991
Temporary adjustments | 2019 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	65,560
Temporary adjustments | 2020 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	23,374
Temporary adjustments | 2021 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	10,811
Temporary adjustments | 2022 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	4,150
Temporary adjustments | 2023 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	3,651
Temporary adjustments | 2024 thereafter | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	169,154
Business combination | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	1,302	9,664	198,381
Business combination | 2019 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	187
Business combination | 2020 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	187
Business combination | 2021 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	187
Business combination | 2022 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	187
Business combination | 2023 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	187
Business combination | 2024 thereafter | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	6,174
Amortization of goodwill based on future profitability | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	723,336	712,873	767,277
Amortization of goodwill based on future profitability | 2019 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	0
Amortization of goodwill based on future profitability | 2020 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	0
Amortization of goodwill based on future profitability | 2021 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	0
Amortization of goodwill based on future profitability | 2022 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	0
Amortization of goodwill based on future profitability | 2023 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	0
Amortization of goodwill based on future profitability | 2024 thereafter | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	717,529
Tax depreciation | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	1,009,912	960,202	867,922
Tax depreciation | 2019 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	213,070
Tax depreciation | 2020 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	326,919
Tax depreciation | 2021 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	445,962
Tax depreciation | 2022 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	23,961
Tax depreciation | 2023 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	0
Tax depreciation | 2024 thereafter | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	0
Additional indexation PP&E | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	57,167	67,072	118,202
Additional indexation PP&E | 2019 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	4,573
Additional indexation PP&E | 2020 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	4,573
Additional indexation PP&E | 2021 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	4,573
Additional indexation PP&E | 2022 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	4,573
Additional indexation PP&E | 2023 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	4,573
Additional indexation PP&E | 2024 thereafter | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	34,302
Amortization of fair value adjustments on the assets from the acquisiton of Quattor | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	444,075	519,623	263,808
Amortization of fair value adjustments on the assets from the acquisiton of Quattor | 2019 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	35,526
Amortization of fair value adjustments on the assets from the acquisiton of Quattor | 2020 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	35,526
Amortization of fair value adjustments on the assets from the acquisiton of Quattor | 2021 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	35,526
Amortization of fair value adjustments on the assets from the acquisiton of Quattor | 2022 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	35,526
Amortization of fair value adjustments on the assets from the acquisiton of Quattor | 2023 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	35,526
Amortization of fair value adjustments on the assets from the acquisiton of Quattor | 2024 thereafter | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	266,445
Other | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	3,783	4,273	123,892
Other | 2019 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	0
Other | 2020 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	0
Other | 2021 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	0
Other | 2022 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	0
Other | 2023 | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	0
Other | 2024 thereafter | Liabilities
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	3,783
Assets
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	3,238,851	2,731,176	3,799,065
Assets | 2019
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	444,308
Assets | 2020
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	232,660
Assets | 2021
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	377,945
Assets | 2022
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	551,703
Assets | 2023
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	1,035,036
Assets | 2024 thereafter
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	597,199
Assets | Tax losses (IR) and negative base (CSL)
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	2,021,578	1,878,809	2,420,376
Assets | Tax losses (IR) and negative base (CSL) | 2019
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	95,076
Assets | Tax losses (IR) and negative base (CSL) | 2020
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	122,790
Assets | Tax losses (IR) and negative base (CSL) | 2021
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	307,069
Assets | Tax losses (IR) and negative base (CSL) | 2022
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	505,880
Assets | Tax losses (IR) and negative base (CSL) | 2023
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	990,763
Assets | Tax losses (IR) and negative base (CSL) | 2024 thereafter
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	0
Assets | Goodwill amortized
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	39,282	59,335	4,624
Assets | Goodwill amortized | 2019
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	3,654
Assets | Goodwill amortized | 2020
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	3,654
Assets | Goodwill amortized | 2021
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	3,654
Assets | Goodwill amortized | 2022
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	3,654
Assets | Goodwill amortized | 2023
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	3,655
Assets | Goodwill amortized | 2024 thereafter
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	21,011
Assets | Exchange variations
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	39,959	388,293	464,947
Assets | Exchange variations | 2019
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	0
Assets | Exchange variations | 2020
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	0
Assets | Exchange variations | 2021
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	0
Assets | Exchange variations | 2022
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	0
Assets | Exchange variations | 2023
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	0
Assets | Exchange variations | 2024 thereafter
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	39,959
Assets | Temporary adjustments
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	802,170	155,540	717,868
Assets | Temporary adjustments | 2019
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	135,622
Assets | Temporary adjustments | 2020
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	72,550
Assets | Temporary adjustments | 2021
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	33,556
Assets | Temporary adjustments | 2022
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	12,882
Assets | Temporary adjustments | 2023
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	11,331
Assets | Temporary adjustments | 2024 thereafter
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	536,229
Assets | Business combination
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	159,572	183,785	191,250
Assets | Business combination | 2019
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	33,666
Assets | Business combination | 2020
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	33,666
Assets | Business combination | 2021
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	33,666
Assets | Business combination | 2022
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	29,287
Assets | Business combination | 2023
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	29,287
Assets | Business combination | 2024 thereafter
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	0
Assets | Tax credits
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	176,290	R$ 0	R$ 0
Assets | Tax credits | 2019
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	176,290
Assets | Tax credits | 2020
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	0
Assets | Tax credits | 2021
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	0
Assets | Tax credits | 2022
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	0
Assets | Tax credits | 2023
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	0
Assets | Tax credits | 2024 thereafter
DisclosureOfIncomeTaxAndSocialContributionLineItems [Line Items]
Deferred tax assets/liabilites	R$ 0